SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	500,000	480,000	640,000
Weighted Average Exercise Price, Beginning Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Ending Balance	4 months 6 days	1 year 2 months 19 days	1 year 9 months 21 days
Number of Option Outstanding Exercisable, Beginning Balance	413,337	270,000	90,000
Weighted Average Exercise Price Exercisable, Beginning Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Ending Balance	2 months 8 days	1 year 1 month 20 days	2 years 1 month 20 days
Number of Options, Granted		160,000
Weighted Average Price, Granted
Number of Options, Cancelled		(140,000)	(160,000)
Weighted Average Exercise Price, Cancelled
Number of Options, Exercised	(10,000)
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life in Years, Ending Balance	10 days	4 months 6 days	1 year 2 months 19 days
Weighted Average Remaining Life in Years, Ending Balance	10 days	2 months 8 days	1 year 1 month 20 days
Number of Options Outstanding, Ending Balance	490,000	500,000	480,000
Weighted Average Exercise Price, Ending Balance	$ 1.50	$ 1.50	$ 1.50
Number of Options Outstanding Exercisable, Ending Balance	483,341	413,337	270,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.50	$ 1.50	$ 1.50